Note 9 - Deposits (Details Textual) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deposit Liabilities Reclassified as Loans Receivable	$ 1,453,000	$ 529,000
Related Party Deposit Liabilities	9,743,000	5,806,000
Minimum Average Yearly Cash Balance With Federal Reserve	$ 0	$ 0